Document and Entity Information	May 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2025
Entity Registrant Name	GUILD HOLDINGS COMPANY
Entity File Number	001-39645
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2453154
Entity Address, Address Line One	5887 Copley Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92111
City Area Code	(858)
Local Phone Number	560-6330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	GHLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001821160